Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues, net	$ 515,383	$ 626,572	$ 3,257,950	$ 3,157,532
Operating (loss), before interest amortization, depreciation and taxes	(2,438,913)	(2,259,824)
Interest income	24	51	164	274
Interest (expense)	(78,866)	(10,129)	(251,394)	(227,094)
Depreciation and amortization	(61,233)	(80,861)
Net Loss	(2,578,988)	(2,350,763)	(10,506,099)	(6,088,733)
Assets at March 31, 2015	2,425,506	3,909,530	$ 2,833,968	$ 3,228,504
Ace Marketing and Promotions, Inc.
Segment Reporting Information [Line Items]
Revenues, net	515,383	546,054
Operating (loss), before interest amortization, depreciation and taxes	(640,113)	(326,185)
Interest income	24	51
Interest (expense)	(78,866)	(10,129)
Depreciation and amortization	(22,607)	(25,555)
Net Loss	(741,562)	(361,818)
Assets at March 31, 2015	$ 2,052,468	3,274,192
Mobiquity Networks Inc
Segment Reporting Information [Line Items]
Revenues, net		80,500
Operating (loss), before interest amortization, depreciation and taxes	$ (1,798,800)	(1,933,639)
Interest income
Interest (expense)
Depreciation and amortization	$ (38,626)	(55,306)
Net Loss	(1,837,426)	(1,988,945)
Assets at March 31, 2015	$ 373,038	$ 635,338